Nature and extent of risk arising from financial instruments (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Financial Instruments [Line Items]
Cash	$ 12,119		$ 10,417
Debentures	$ (12,621)		$ (12,621)
Foreign Currency Risk [Member]
Disclosure Of Financial Instruments [Line Items]
Cash		$ 107		$ 322
Investment portfolio		6,171		7,060
Debentures		$ (5,105)		$ (5,020)